Debt - Schedule of Debt Issuance Costs Against Current and Long-Term Debt (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Principal outstanding
Principal outstanding, current portion of long-term debt	$ 91	$ 511
Principal outstanding, noncurrent portion	856	485
Debt held as subject to compromise	7,600	7,705
Total	8,547	8,701
Debt issuance costs
Debt issuance costs, current portion of long-term debt	(1)	(2)
Debt issuance costs, noncurrent portion	0	0
Debt issuance costs, Debt held as subject to compromise	0	0
Debt issuance costs, gross	(1)	(2)
Total debt
Total debt, current portion	90	509
Total debt, noncurrent portion	856	485
Total debt, Debt held as subject to compromise	7,600	7,705
Total	$ 8,546	$ 8,699